Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 77,302	$ 119,958
Restricted cash	2,115	7,269
Accounts receivable from third parties	29,498	34,875
Inventories	5,006	5,795
Due from related parties	1,072	901
Prepaid expenses and other current assets	9,248	4,740
Contract fulfillment costs	4,297	634
Total current assets	128,538	174,172
Non-current assets
Vessels, net	403,926	521,331
Vessels under construction	149,520	110,969
Assets held for sale	69,300	0
Intangible assets	4,518	4,518
Other assets	2,605	3,514
Total non-current assets	629,869	640,332
Total assets	758,407	814,504
Current liabilities
Bank loans, net	12,072	12,039
Contract liabilities	14,340	6,706
Corporate income tax payable	524	2,637
Accounts payable and accrued expenses	17,736	23,624
Due to related parties	41	5
Total current liabilities	44,713	45,011
Non-current liabilities
Bank loans, net	46,204	52,253
Deferred tax liabilities	14,557
Other liabilities	1,537	1,926
Total non-current liabilities	62,298	54,179
Total liabilities	107,011	99,190
Commitment and contingencies (Note 7)
Shareholders’ equity
Preferred shares, $0.01 par value per share; 50,000,000 shares authorized; no shares issued or outstanding	0	0
Common shares, $0.01 par value per share; authorized 81,875,000 shares as of June 30, 2023 and December 31, 2022; outstanding 38,647,119 shares as of June 30, 2023 and 38,446,394 as of December 31, 2022	1,136	1,134
Paid-in capital	2,067,650	2,064,168
Common shares held in treasury, at cost; 2,328,179 shares at June 30, 2023 and December 31, 2022	(17,669)	(17,669)
Accumulated deficit	(1,399,721)	(1,332,319)
Total shareholders’ equity	651,396	715,314
Total liabilities and shareholders’ equity	$ 758,407	$ 814,504